Relationship tax Expense and accounting profit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Relationship tax expense and accounting profit [line items]
Profit (loss) before tax	€ 3,452	€ (1,595)	[1]	€ (1,309)
Income tax at statutory rate of 33,99%	(1,021)	542	[1]	445
Effect of different local tax rate	166	433	[1]	663
Tax adjustments to the previous period	80	412	[1]	0
Non-deductible expenses	(1,141)	(818)	[1]	(453)
Capitalized initial public offering transaction costs	0	0	[1]	0
Research and development tax credits and patent income deduction	337	44	[1]	3,664
Notional interest deduction Belgium	0	0	[1]	351
Non recognition of deferred tax asset	(546)	(1,505)	[1]	(6,767)
Recognition of deferred tax assets on previous years tax losses	653	0	[1]	0
Tax effect of revenues exempt from taxation	606	556	[1]	729
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	0	12	[1]	50
Taxes on other basis	280	(117)	[1]	(342)
Other	161	(81)	[1]	(50)
Income tax expense as reported in the consolidated income statement	€ 425	€ 522	[2]	€ 1,710

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.
[2]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information